NOTE 6: PROPERTY AND EQUIPMENT (Details- Net Carrying Amount) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 127,060	$ 36,128
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	127,060	36,128	$ 8,398
Net carrying amount [Member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0	0	0
Net carrying amount [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0	16,128	0
Net carrying amount [Member] | Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	8,595	20,000	8,398
Net carrying amount [Member] | Tenant improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	$ 118,465	$ 0	$ 0